Shareholder Report, Holdings (Details)	Jun. 30, 2024
The Investment Company of America® Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class T | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class T | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class C | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class C | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class A | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class A | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class R-6 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class R-6 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class R-5 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class R-5 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class R-5E | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class R-5E | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class R-4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class R-4 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class R-4 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class R-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class R-3 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class R-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class R-2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class R-2E | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class R-2E | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class R-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class R-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class R-2 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class R-2 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class R-1 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class R-1 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class 529-F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class 529-F-3 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class 529-F-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class 529-F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class 529-F-2 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class 529-F-2 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
The Investment Company of America® Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.72%
The Investment Company of America® Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.18%
The Investment Company of America® Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.22%
The Investment Company of America® Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.16%
The Investment Company of America® Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
The Investment Company of America® Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.96%
The Investment Company of America® Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.61%
The Investment Company of America® Class 529-F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.12%
The Investment Company of America® Class 529-F-1 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%
The Investment Company of America® Class 529-F-1 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
The Investment Company of America® Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class 529-T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class 529-T | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class 529-T | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class 529-E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class 529-E | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class 529-E | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class 529-C | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class 529-C | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class 529-A | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class 529-A | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class F-3 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class F-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class F-2 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class F-2 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Investment Company of America® Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
The Investment Company of America® Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%
The Investment Company of America® Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
The Investment Company of America® Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
The Investment Company of America® Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.16%
The Investment Company of America® Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
The Investment Company of America® Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.96%
The Investment Company of America® Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
The Investment Company of America® Class F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
The Investment Company of America® Class F-1 | Bonds Notes and Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
The Investment Company of America® Class F-1 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%